UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-10491
Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
March 31, 2008

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks – 113.3% (69.1% of total investments)

	Hotels Restaurants & Leisure – 1.9%

175,000	Starwood Hotels & Resorts Worldwide, Inc.	$9,056,250

	Industrial – 3.8%

1,823,900	DCT Industrial Trust Inc.	18,166,045

	Office – 19.7%

153,400	Boston Properties, Inc.	14,123,538
1,195,300	Brandywine Realty Trust	20,272,288
1,090,500	Mack-Cali Realty Corporation	38,941,755
246,400	SL Green Realty Corporation	20,074,208

	Total Office	93,411,789

	Residential – 21.7%

329,162	Apartment Investment & Management Company, Class A	11,787,298
464,500	AvalonBay Communities, Inc.	44,833,540
727,700	Equity Residential	30,192,273
418,700	Post Properties, Inc.	16,170,194

	Total Residential	102,983,305

	Retail – 32.7%

413,800	Federal Realty Investment Trust	32,255,710
691,000	Macerich Company	48,556,569
450,000	Simon Property Group, Inc.	41,809,500
449,800	Weingarten Realty Investors Trust	15,491,112
1,043,100	Westfield Group	17,084,248

	Total Retail	155,197,139

	Specialized – 33.5%

1,263,400	Ashford Hospitality Trust Inc.	7,176,112
791,400	Cogdell Spencer Inc.	12,440,808
1,029,600	DiamondRock Hospitality Company	13,045,032
1,960,000	Extra Space Storage Inc.	31,732,400
933,800	Health Care Property Investors Inc.	31,571,778
1,217,400	Senior Housing Properties Trust	28,852,380
759,300	Ventas Inc.	34,100,163

	Total Specialized	158,918,673

	Total Real Estate Investment Trust Common Stocks (cost $476,751,734)	537,733,201

Shares	Description (1)	Coupon	Value

	Real Estate Investment Trust Preferred Stocks – 48.9% (29.8% of total investments)

	Diversified – 8.4%

529,942	Duke-Weeks Realty Corporation	6.950%	$11,907,797
150,000	Lexington Corporate Properties Trust, Series B	8.050%	3,187,500
850,000	Lexington Realty Trust	7.550%	16,065,000
400,000	PS Business Parks, Inc., Series O	7.375%	8,910,000

	Total Diversified		40,070,297

	Mortgage – 1.6%

400,000	Gramercy Capital Corporation	8.125%	7,300,000

	Office – 7.0%

160,000	Alexandria Real Estate Equities Inc., Series C	8.375%	4,076,800
12,141	Highwoods Properties, Inc., Series A	8.625%	13,753,477
57,612	Highwoods Properties, Inc., Series B	8.000%	1,388,449
81,000	HRPT Properties Trust, Series C	7.125%	1,555,200
1,046,200	Maguire Properties, Inc., Series A	7.625%	12,345,160

	Total Office		33,119,086

	Residential – 6.0%

511,100	Apartment Investment & Management Company, Series U	7.750%	11,566,193
183,000	Apartment Investment & Management Company, Series Y	7.875%	4,060,770
101,900	BRE Properties, Series C	6.750%	2,178,622
505,900	BRE Properties, Series D	6.750%	10,808,554

	Total Residential		28,614,139

	Retail – 8.0%

160,000	Cedar Shopping Centers Inc., Series A	8.875%	3,699,200
113,000	Glimcher Realty Trust, Series F	8.750%	2,116,490
154,300	Glimcher Realty Trust, Series G	8.125%	2,627,729
400,000	Kimco Realty Corporation, Series G	7.750%	9,530,000
307,000	Saul Centers, Inc.	9.000%	7,675,000
125,000	Saul Centers, Inc.	8.000%	3,062,500
400,000	Taubman Centers, Inc., Series H	7.625%	9,172,000

	Total Retail		37,882,919

	Specialized – 17.9%

640,000	Ashford Hospitality Trust, Inc., Series D	8.450%	11,648,000
130,000	Ashford Hospitality Trust, Series A	8.550%	2,405,000
546,900	FelCor Lodging Trust Inc., Series C	8.000%	10,746,584
120,000	Hersha Hospitality Trust, Series A	8.000%	2,580,000
800,000	Hospitality Properties Trust, Series C	7.000%	15,600,000
989,400	Public Storage, Inc., Series I	7.250%	23,656,554
151,700	Public Storage, Inc.	6.750%	3,299,475
175,000	Strategic Hotel Capital Inc., Series B	8.250%	3,367,000
320,000	Strategic Hotel Capital Inc., Series C	8.250%	6,020,800
300,000	Sunstone Hotel Investors Inc., Series A	8.000%	5,625,000

	Total Specialized		84,948,413

	Total Real Estate Investment Trust Preferred Stocks (cost $281,115,537)		231,934,854

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 1.7% (1.1% of Total Investments)

$8,110	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $8,110,388 collateralized by $5,610,000 U.S. Treasury Bonds, 8.750% due 8/15/20, value $8,274,750	1.100%	4/01/08	$8,110,140

	Total Short-Term Investments (cost $8,110,140)			8,110,140

	Total Investments (cost $765,977,411) – 163.9%			777,778,195

	Borrowings – (14.7)% (2)			(70,000,000)

	Other Assets Less Liabilities – (2.4)%			(11,113,701)

	Taxable Auctioned Preferred Shares, at Liquidation Value – (46.8)% (2)			(222,000,000)

	Net Assets Applicable to Common Shares – 100%			$474,664,494

Interest Rate Swaps outstanding at March 31, 2008:

		Fund			Fixed
		Pay/Receive	Floating		Rate		Unrealized
	Notional	Floating	Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$43,000,000	Receive	1-Month USD-LIBOR	5.190%	Monthly	2/06/09	$(1,102,568)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Borrowings and Taxable Auctioned Preferred shares, at Liquidation Value as a percentage of total investment are (9.0)% and (28.5)%, respectively.
Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$753,018,947	$24,759,248	$-	$777,778,195
Derivatives*	-	(1,102,568)	-	(1,102,568)

Total	$753,018,947	$23,656,680	$-	$776,675,627

* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $765,977,411.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$119,396,026
Depreciation	(107,595,242)

Net unrealized appreciation (depreciation) of investments	$11,800,784

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Real Estate Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.